Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Net income	$ 17,446	$ 10,561	$ 28,635	$ 27,367
Other comprehensive income, before tax:
Change in derivative instruments designated as cash flow hedges	158		(13,093)
Reclassification of realized loss on derivative instruments designated as cash flow hedges	1,130		1,658
Foreign currency translation adjustments	105	(119)	3	(52)
Comprehensive income, before tax	18,839	10,442	17,203	27,315
Income tax (expense) benefit related to items of other comprehensive income	(17)		115
Comprehensive income, after tax	18,822	10,442	17,318	27,315
Comprehensive (income) loss attributable to the noncontrolling interest	(494)	17	(73)	575
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 18,328	$ 10,459	$ 17,245	$ 27,890